Segment reporting - Product net sales by country of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Total product net sales	$ 1,190,783	$ 400,720
United States
Segment reporting
Total product net sales	1,046,592	377,659
Japan
Segment reporting
Total product net sales	56,432	15,764
EMEA
Segment reporting
Total product net sales	72,852	$ 7,297
China
Segment reporting
Total product net sales	$ 14,907